Financial Assets at Amortised Cost (Details) - Narrative $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	$ 2,938		$ (37,068)	$ (120,934)
Loan from mortgage	119,776		89,994
Increase (decrease) in financial assets	(68,877)		(162,997)
Chilean Central Bank and Government securities
Financial Assets at Amortised Cost (Details) [Line Items]
Debt instrument at amortized cost	$ 5,098,597		4,852,552
Chilean Central Bank and Government securities | Guarantee Margins For Derivatives Transactions
Financial Assets at Amortised Cost (Details) [Line Items]
Debt instrument at amortized cost					$ 83,830	$ 79,400
Chilean Central Bank and Government securities | Guarantees For Operations Through The "Camara de pagos bajo valor" (CPBV)
Financial Assets at Amortised Cost (Details) [Line Items]
Debt instrument at amortized cost					91,198	179,179
Foreign debt financial instruments | Derivative Operations
Financial Assets at Amortised Cost (Details) [Line Items]
Debt instruments at fair value through other comprehensive income					$ 305,248	$ 133,381
Impairment on debt financial instruments
Financial Assets at Amortised Cost (Details) [Line Items]
Increase (decrease) in financial assets			$ 353
Commercial loans
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations		$ 12,867
Leasing Loans
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations		$ 17,945